UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-23084

Series Portfolios Trust
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI  53202
(Address of principal executive offices) (Zip code)

Ryan Roell, President
Series Portfolios Trust
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Ave, 5th Fl
Milwaukee, WI  53202
(Name and address of agent for service)

(414) 516-1709
Registrant's telephone number, including area code

Date of fiscal year end: April 30, 2023

Date of reporting period:  October 31, 2022

Item 1. Report to Stockholders.

(a)

Oakhurst Strategic Defined Risk Fund

Institutional Class    OASDX

SEMI-ANNUAL REPORT
October 31, 2022

OAKHURST STRATEGIC DEFINED RISK FUND

November 30, 2022

Dear Shareholders:

From April 30, 2022, through October 31, 2022, Oakhurst Strategic Defined Risk Fund, (the “Fund” or “OASDX”) outperformed its index and stated risk objective. During this period, the Fund posted a loss of -3.62% compared to a loss of -6.29% for the S&P 500 Index, representing a downside capture of 57%. For the 1-year period ending October 31, 2022, the Fund posted a loss of -11.40% compared to a -15.92% loss for the S&P 500 Index. The primary factor in the higher downside capture of the Fund versus its index between October 31, 2021, and October 31, 2022, was the effect of a significantly rising interest rate environment on the market value of the collateral assets held in the Fund. We expect that, as the collateral assets continue to pay interest, the full benefit of the Fund’s hedges will be realized.

The Fund’s Objective: Capital appreciation while attempting to limit short term risk

Analysis

Fund Allocation (As of 10/31/2022):

Lido Advisors, LLC  |  1875 Century Park East, Suite 950, Los Angeles, CA 90067

The Oakhurst Strategic Defined Risk Fund is distributed by Quasar Distributors, LLC and Lido Advisors, LLC is the investment advisor.

OAKHURST STRATEGIC DEFINED RISK FUND

Heading into 2023, we are focused on three major economic themes: inflation, the labor market in the U.S., and recessionary implications in Europe and the UK.

Inflation: With the aggressive rate increases by the Federal Reserve, inflation has shown signs of deceleration but remains above target, a situation which we believe will continue for some time. We expect the Fed will remain laser focused on bringing inflation down, therefore we are only seeing a slower pace of rate hikes rather than Fed ending the rate hike cycle. The inflation environment came about because of supply chain disruptions and easy fiscal and monetary policies in the wake of the global pandemic. So far, we are seeing supply chain dislocations easing and the surge in pent-up demand already fading. Additionally, as the Fed continues to push further into a restrictive territory, we expect the labor market to loosen which will decrease wage inflation.

U.S. Labor Market: Monthly jobs reports have continued to show signs of a healthy labor market in the US through the Summer and Fall of 2022. Unemployment rates remain historically low, staying in the range of 3.5% to 3.7% since March of this year.

Europe and UK Recession: The energy situation remains highly uncertain in Europe and the UK. If Europe enters a recession later this year or early next year, which is likely, the severity of the recession will depend partially on how harsh their winter is and their energy supply.

Going Forward

We believe the Fund is well positioned with a mix of short, intermediate, and longer-term trades with significant levels of protection. The rising interest rate environment has made the capped trades more attractive than in the past with call option premiums higher relative to put option premiums. Most of our longer-dated trades provide uncapped upside exposure with downside protection and a portion offering levered upside exposure, also with attractive downside protection.

Thank you,

Jeff Garden, CFA®
Portfolio Manager, Lido Advisors, LLC

Michael J. Reis, CMT
Portfolio Manager, Lido Advisors, LLC

Lido Advisors, LLC  |  1875 Century Park East, Suite 950, Los Angeles, CA 90067

The Oakhurst Strategic Defined Risk Fund is distributed by Quasar Distributors, LLC and Lido Advisors, LLC is the investment advisor.

OAKHURST STRATEGIC DEFINED RISK FUND

Past performance is not a guarantee of future results. References to other mutual funds should not be considered an offer of those securities and asset allocations are subject to change at any time.

Definitions

S&P 500 (Price):

The S&P 500® is widely regarded as the best single gauge of large-cap U.S. equities. There is over USD 9.9 trillion indexed or benchmarked to the index, with indexed assets comprising approximately USD 3.4 trillion of this total. The index includes 500 leading companies and covers approximately 80% of available market capitalization.

The outlook, views, and opinions presented are those of the Adviser as of October 31, 2022. These are not intended to be a forecast of future events, a guarantee of future results, or investment advice.

Must be preceded or accompanied by a prospectus.

Fund’s investments in other investment companies, including ETFs, will be subject to substantially the same risks as those associated with the direct ownership of the securities comprising the portfolio of such investment companies and the value of the Fund’s investment will fluctuate in response to the performance of such portfolio. These risks apply to the Fund, as well as the Underlying Funds, which may themselves invest in other investment companies. Investments in debt securities typically decrease in value when interest rates rise. This risk is usually greater for longer-term debt securities. Investment by the Fund in lower- rated and non-rated securities presents a greater risk of loss to principal and interest than higher-rated securities. The Fund may invest in derivative securities, which derive their performance from the performance of an underlying asset, index, interest rate or currency exchange rate. Derivatives can be volatile and involve various types and degrees of risks. Depending on the characteristics of the particular derivative, it could become illiquid.

An index is unmanaged. Investors cannot invest directly in an index.

Fund holdings are subject to change and should not be considered a recommendation to buy or sell any security. For a complete list of portfolio holdings, please refer the Schedule of Investments provided in this report.

The Oakhurst Strategic Defined Risk Fund is distributed by Quasar Distributors, LLC and Lido Advisors, LLC is the investment advisor.

Lido Advisors, LLC  |  1875 Century Park East, Suite 950, Los Angeles, CA 90067

The Oakhurst Strategic Defined Risk Fund is distributed by Quasar Distributors, LLC and Lido Advisors, LLC is the investment advisor.

OAKHURST STRATEGIC DEFINED RISK FUND

Expense Example (Unaudited)
October 31, 2022

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund specific expenses. The expense example is intended to help the shareholder understand ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the most recent six-month period.

The Actual Expenses comparison provides information about actual account values and actual expenses. A shareholder may use the information in this line, together with the amount invested, to estimate the expenses paid over the period. A shareholder may divide his/her account value by $1,000 (e.g., an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses paid on his/her account during this period.

The Hypothetical Example for Comparison Purposes provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses paid for the period. A shareholder may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, a shareholder would compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemptions fees or exchange fees. Therefore, the Hypothetical Example for Comparisons Purposes is useful in comparing ongoing costs only, and will not help to determine the relevant total costs of owning different funds. In addition, if these transactional costs were included, shareholder costs would have been higher.

	Annualized Net	Beginning	Ending	Expenses Paid
	Expense Ratio	Account Value	Account Value	During Period(1)
	(10/31/2022)	(5/1/2022)	(10/31/2022)	(5/1/2022 to 10/31/2022)
Oakhurst Strategic Defined Risk Fund
Actual(2)(3)	1.50%	$1,000.00	$ 963.80	$7.42
Hypothetical
(5% annual return before expenses)(3)	1.50%	$1,000.00	$1,017.64	$7.63

(1)	Expenses are equal to the Fund’s annualized expense ratio for the period multiplied by the average account value over the period, multiplied by 184/365 to reflect its six-month period.
(2)	Based on the actual returns for the six-month period ended October 31, 2022 of -3.62%.
(3)	Excluding broker interest expense, your actual cost of investing and your hypothetical cost of investing would have been $7.38 and $7.58, respectively.

OAKHURST STRATEGIC DEFINED RISK FUND

Allocation of Portfolio(1) (% of Investments) (Unaudited)
October 31, 2022

(1)
Data expressed as a percentage of investments as of October 31, 2022. Data expressed excludes written option contracts and other liabilities in excess of assets. Please refer to the Schedule of Investments and Schedule of Written Options for more details on the Fund’s individual holdings.

OAKHURST STRATEGIC DEFINED RISK FUND

Schedule of Investments (Unaudited)
October 31, 2022

	Shares	Value
EXCHANGE TRADED FUNDS – 67.97%
Invesco BulletShares 2023 Corporate Bond ETF	477,784	$9,966,574
Invesco BulletShares 2024 Corporate Bond ETF (a)	1,707,400	34,728,516
Invesco BulletShares 2025 Corporate Bond ETF	167,175	3,326,782
Invesco BulletShares 2026 Corporate Bond ETF	34,368	637,183
iShares iBonds Dec 2024 Term Corporate ETF	350,000	8,512,000
SPDR S&P 500 ETF Trust (b)	10,400	4,016,584
Total Exchange Traded Funds
(Cost $63,179,011)		61,187,639

		Notional
	Contracts (d)	Amount
PURCHASED OPTIONS – 12.79% (b)(c)
Purchased Call Options – 12.32%
S&P 500 Index
Expiration: December 2025, Exercise Price: $3800.00	5	$1,935,990	417,325
Expiration: December 2025, Exercise Price: $4100.00	5	1,935,990	339,825
Expiration: December 2026, Exercise Price: $4100.00	2	774,396	159,150
SPDR S&P 500 ETF Trust
Expiration: September 2023, Exercise Price: $385.00	36	1,390,356	150,192
Expiration: December 2023, Exercise Price: $385.00	86	3,321,406	410,478
Expiration: December 2023, Exercise Price: $420.00	334	12,899,414	987,137
Expiration: December 2024, Exercise Price: $360.00	260	10,041,460	2,112,110
Expiration: December 2024, Exercise Price: $365.00	202	7,801,442	1,580,448
Expiration: December 2024, Exercise Price: $385.00	339	13,092,519	2,290,284
Expiration: December 2024, Exercise Price: $425.00	167	6,449,707	775,131
Expiration: December 2024, Exercise Price: $445.00	340	13,131,140	1,275,170
Expiration: December 2024, Exercise Price: $450.00	111	4,286,931	399,600
Expiration: December 2024, Exercise Price: $465.00	65	2,510,365	194,545
			11,091,395
Purchased Put Options – 0.47%
SPDR S&P 500 ETF Trust
Expiration: September 2023, Exercise Price: $400.00	104	4,016,584	384,540
Expiration: December 2024, Exercise Price: $365.00	10	386,210	34,935
			419,475
Total Purchased Options
(Cost $13,741,570)			11,510,870

The accompanying notes are an integral part of these financial statements.

OAKHURST STRATEGIC DEFINED RISK FUND

Schedule of Investments (Unaudited) – Continued
October 31, 2022

	Principal Amount	Value
U.S. GOVERNMENT NOTES/BONDS – 17.75%
United States Treasury Notes/Bonds
0.125%, 9/15/2023	$1,386,000	$1,332,782
1.000%, 12/15/2024	15,740,000	14,646,808
Total U.S. Government Notes/Bonds
(Cost $16,394,108)		15,979,590

	Shares
SHORT-TERM INVESTMENTS – 3.79%
Money Market Funds – 3.79% (e)(f)
Fidelity Institutional Money Market
Government Portfolio, Class I, 2.86%	3,412,478	3,412,478
Total Short-Term Investments
(Cost $3,412,478)		3,412,478
Total Investments
(Cost $96,727,167) – 102.30%		92,090,577
Other Liabilities in Excess of Other Assets – (2.30)%		(2,069,864)
Net Assets – 100.00%		$90,020,713

ETF – Exchange Traded Fund
(a)
Fair value of this security exceeds 25% of the Fund’s net assets. Additional information for this security, including the financial statements is available from the SEC’s EDGAR database at www.sec.gov.

(b)	Held in connection with a written option contract. See the Schedule of Written Option for further Information.
(c)	Non-Income producing security.
(d)	100 shares per contract.
(e)	All or portion of this security has been committed as collateral for open written option contract. The total value of assets committed as collateral as of October 31, 2022 is $3,192,329.
(f)	The rate quoted is the annualized seven-day effective yield as of October 31, 2022.

The accompanying notes are an integral part of these financial statements.

OAKHURST STRATEGIC DEFINED RISK FUND

Schedule of Written Options (Unaudited)
October 31, 2022

		Notional
	Contracts (a)	Amount	Value
WRITTEN OPTIONS
Written Call Options
SPDR S&P 500 ETF Trust
Expiration: September 2023, Exercise Price: $445.00	(36)	$(1,390,356)	$(50,922)
Expiration: September 2023, Exercise Price: $495.00	(104)	(4,016,584)	(41,756)
Expiration: December 2023, Exercise Price: $455.00	(167)	(6,449,707)	(270,122)
Expiration: December 2023, Exercise Price: $460.00	(50)	(1,931,050)	(73,425)
Expiration: December 2023, Exercise Price: $465.00	(167)	(6,449,707)	(222,026)
Expiration: December 2023, Exercise Price: $475.00	(36)	(1,390,356)	(38,970)
Expiration: December 2024, Exercise Price: $500.00	(338)	(13,053,898)	(659,100)
			(1,356,321)

Written Put Options
S&P 500 Index
Expiration: December 2025, Exercise Price: $2,400.00	(5)	(1,935,990)	(55,350)
Expiration: December 2025, Exercise Price: $2,800.00	(5)	(1,935,990)	(85,275)
Expiration: December 2026, Exercise Price: $2,000.00	(2)	(774,396)	(16,700)
SPDR S&P 500 ETF Trust
Expiration: September 2023, Exercise Price: $320.00	(104)	(4,106,584)	(124,592)
Expiration: September 2023, Exercise Price: $325.00	(36)	(1,390,356)	(46,602)
Expiration: December 2023, Exercise Price: $220.00	(167)	(6,449,707)	(58,534)
Expiration: December 2023, Exercise Price: $275.00	(167)	(6,449,707)	(129,425)
Expiration: December 2023, Exercise Price: $310.00	(50)	(1,931,050)	(63,850)
Expiration: December 2023, Exercise Price: $325.00	(36)	(1,390,356)	(56,592)
Expiration: December 2024, Exercise Price: $245.00	(80)	(3,089,680)	(72,400)
Expiration: December 2024, Exercise Price: $275.00	(202)	(7,801,442)	(270,175)
Expiration: December 2024, Exercise Price: $295.00	(130)	(5,020,730)	(195,650)
Expiration: December 2024, Exercise Price: $300.00	(266)	(10,273,186)	(518,700)
Expiration: December 2024, Exercise Price: $310.00	(207)	(7,994,547)	(404,375)
Expiration: December 2024, Exercise Price: $355.00	(412)	(15,911,852)	(1,339,000)
Expiration: December 2024, Exercise Price: $385.00	(80)	(3,089,680)	(339,360)
Expiration: December 2024, Exercise Price: $395.00	(65)	(2,510,365)	(304,590)
			(4,081,170)
Total Written Options
(Premiums received $6,074,139)			$(5,437,491)

ETF – Exchange Traded Fund
(a)	100 shares per contract

The accompanying notes are an integral part of these financial statements.

OAKHURST STRATEGIC DEFINED RISK FUND

Statement of Assets and Liabilities (Unaudited)
October 31, 2022

ASSETS:
Investments, at value (Cost $96,727,167)	$92,090,577
Deposits at brokers for written option contracts	3,069,309
Receivable for capital shares sold	374,960
Interest receiveable	68,459
Prepaid expenses and other receivables	22,061
Total assets	95,625,366

LIABILITIES:
Written option contracts, at value (Premiums received $6,074,139)	5,437,491
Payable to Adviser	75,240
Payable for shareholder servicing fees – Institutional Class	25,008
Payable for administration and fund accounting fees	29,378
Payable for audit fees	9,578
Payable for transfer agent fees	11,158
Payable for compliance fees	4,194
Payable for custodian fees	2,805
Accrued expenses and other liabilities	9,801
Total liabilities	5,604,653

NET ASSETS	$90,020,713

NET ASSETS CONSIST OF:
Paid-in capital	$93,111,447
Total accumulated losses	(3,090,734)
Total net assets	$90,020,713

Institutional
Class Shares
Net assets	$90,020,713
Shares issued and outstanding(1)	8,677,269
Net asset value and offering price per share	$10.37

(1)	Unlimited shares authorized without par value.

The accompanying notes are an integral part of these financial statements.

OAKHURST STRATEGIC DEFINED RISK FUND

Statement of Operations (Unaudited)
For the Six Months Ended October 31, 2022

INVESTMENT INCOME:
Dividend income	$639,075
Interest income	263,505
Total investment income	902,580

EXPENSES:
Investment advisory fees (See Note 3)	493,899
Administration and fund accounting fees (See Note 3)	56,693
Shareholder servicing fees – Institutional Class (See Note 5)	49,390
Transfer agent fees (See Note 3)	22,258
Federal and state registration fees	18,790
Legal fees	16,992
Audit fees	9,578
Compliance fees (See Note 3)	8,480
Trustees’ fees (See Note 3)	6,043
Custodian fees (See Note 3)	5,586
Broker interest expense	7,526
Insurance fees	4,377
Reports to shareholders	3,275
Other	2,625
Total expenses before recoupment	705,512
Add: Fee recoupment by Adviser (See Note 3)	35,779
Net expenses	741,291
NET INVESTMENT INCOME	161,289

REALIZED AND CHANGE IN UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on:
Investments	(1,276,291)
Written option contracts expired or closed	1,193,875
Net realized loss	(82,416)
Net change in unrealized depreciation on:
Investments	(3,193,318)
Written option contracts	(276,891)
Net change in unrealized depreciation	(3,470,209)
Net realized and change in unrealized loss on investments	(3,552,625)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(3,391,336)

The accompanying notes are an integral part of these financial statements.

OAKHURST STRATEGIC DEFINED RISK FUND

Statements of Changes in Net Assets

	For the
	Six Months Ended	For the
	October 31, 2022	Year Ended
	(Unaudited)	April 30, 2022
OPERATIONS:
Net investment income (loss)	$161,289	$(507,511)
Net realized gain (loss) on investments and
written option contracts expired or closed	(82,416)	5,179,613
Net change in unrealized depreciation on
investments and written option contracts	(3,470,209)	(7,291,840)
Net decrease in net assets resulting from operations	(3,391,336)	(2,619,738)

DISTRIBUTIONS TO SHAREHOLDERS:
Institutional Class (See Note 4)	—	(5,763,553)

CAPITAL SHARE TRANSACTIONS:
Net increase (decrease) in net assets resulting
from capital share transactions(1)	(10,822,589)	7,247,430

NET (DECREASE) IN NET ASSETS	(14,213,925)	(1,135,861)

NET ASSETS:
Beginning of period	104,234,638	105,370,499
End of period	$90,020,713	$104,234,638

(1)	A summary of capital share transactions is as follows:

	For the Six Months Ended
	October 31, 2022		For the Year Ended
	(Unaudited)		April 30, 2022
SHARE TRANSACTIONS:	Shares	Dollar Amount	Shares	Dollar Amount
Issued	712,781	$7,470,719	5,300,652	$63,061,721
Issued to holders in
reinvestment of dividends	(1,719,620)	(18,293,308)	438,933	5,201,359
Redeemed	—	—	(5,105,143)	(61,015,650)
Net increase (decrease)
in shares outstanding	(1,006,839)	$(10,822,589)	634,442	$7,247,430

The accompanying notes are an integral part of these financial statements.

OAKHURST STRATEGIC DEFINED RISK FUND

Financial Highlights

	For the
	Six Months	For the		For the		For the		For the	For the Period
	Ended	Year		Year		Year		Year	Inception
	October 31,	Ended		Ended		Ended		Ended	through
	2022	April 30,		April 30,		April 30,		April 30,	April 30,
	(Unaudited)	2022		2021		2020		2019	2018(1)
Institutional Class
PER SHARE DATA:
Net asset value, beginning of period	$10.76	$11.64		$9.78		$10.24		$10.34	$10.00
INVESTMENT OPERATIONS:
Net investment income (loss)(2)(3)	0.02	(0.05)		(0.04)		0.01		(0.06)	0.02
Net realized and unrealized
gains (loss) on investments	(0.41)	(0.21)		1.90		(0.23)		0.13	0.41
Total from investment operations	(0.39)	(0.26)		1.86		(0.22)		0.07	0.43
LESS DISTRIBUTIONS:
From net investment income	—	—		—		—		—	(0.06)
From net realized gains	—	(0.62)		—		(0.24)		(0.17)	(0.03)
Total distributions	—	(0.62)		—		(0.24)		(0.17)	(0.09)
Net asset value, end of period	$10.37	$10.76		$11.64		$9.78		$10.24	$10.34
TOTAL RETURN(4)	-3.62%	-2.70%		19.02%		-2.24%		0.77%	4.35%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$90,021	$104,235		$105,370		$30,875		$20,937	$21,011
Ratio of gross expenses to average net assets:
Before expense reimbursement/recoupment(5)(6)	1.43%	1.39%		1.56%		2.12%		2.30%	2.26%
After expense reimbursement/recoupment(5)(6)	1.50%	1.60%		1.60%		1.66%		1.60%	1.59%
Ratio of broker interest expense
to average net assets(5)	0.01%	0.00	%(9)	0.00	%(9)	0.06%		—%	—%
Ratio of operating expenses to average
net assets excluding broker interest expense
(after expense reimbursement/recoupment)(5)(6)	1.49%	1.60%		1.60%		1.60%		1.60%	1.59%
Ratio of net investment income (loss)
to average net assets(6)	0.33%	(0.45)%		(0.34)%		0.06%		(0.63)%	0.23%
Portfolio turnover rate(4)(7)	41%	98%		71%		214	%(8)	3%	1%

(1)	Inception date of the Institutional Class is May 10, 2017.
(2)	Calculated based on average shares outstanding during the period.
(3)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(4)	Not annualized for periods less than one year.
(5)	Annualized for periods less than one year.
(6)
These ratios exclude the impact of expenses of the underlying funds as represented in the Schedule of Investments. Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.

(7)
The numerator for the portfolio turnover rate includes the lesser of purchases or sales (excluding short-term investments and short-term options).  The denominator includes the average fair value of long positions throughout each period.

(8)	The increase in portfolio turnover relates to a strategy change that was effective on May 20, 2019.
(9)	Less than 0.005.

The accompanying notes are an integral part of these financial statements.

OAKHURST STRATEGIC DEFINED RISK FUND

Notes to the Financial Statements (Unaudited)
October 31, 2022

1.  ORGANIZATION

Series Portfolios Trust (the “Trust”) was organized as a Delaware statutory trust under a Declaration of Trust dated July 27, 2015. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Oakhurst Strategic Defined Risk Fund (the “Fund”) is a diversified series with its own investment objectives and policies within the Trust. The primary investment objective of the Fund is to seek capital appreciation while seeking to limit short-term risk. The Fund commenced operations on May 10, 2017. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (the “Codification”) Topic 946 Financial Services – Investment Companies. The Fund does not hold itself out as related to any other series of the Trust for purposes of investment and investor services, nor does it share the same investment adviser with any other series of the Trust.

The Fund offers two share classes, Institutional Class and Advisor Class. Institutional Class shares have no front end sales load, no deferred sales charge, and no redemption fee. Advisor Class shares have a front end sales load of 5.75%, a deferred sales charge of 1.00%, and no redemption fee. Advisor Class shares are subject to a 0.25% distribution fee and a shareholder servicing fee of up to 0.10% of average daily net assets. As of October 31, 2021, Advisor Class shares are not available. Institutional Class shares are not subject to a distribution fee, and are subject to a shareholder servicing fee of up to 0.10% of average daily net assets.

The Fund may issue an unlimited number of shares of beneficial interest, with no par value. All shares of the Fund have equal rights and privileges except with respect to distribution fees and voting rights on matters affecting a single share class.

Effective May 20, 2019, the Fund changed its principal investment strategy. Under this new strategy, the Fund invests in a portfolio of equity securities of companies that are representative of the S&P 500 Index (the “Index”) or ETFs that are designed to replicate the performance of the Index or whose holdings are representative of the Index. The Fund will simultaneously use options on ETFs in which the Fund may invest and will invest in U.S. Treasury securities to enhance the Fund’s potential returns during up markets while seeking to limit losses during down markets. The performance of the Fund is not intended to match the performance of the Index.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

A.  Investment Valuation – The following is a summary of the Fund’s pricing procedures. It is intended to be a general discussion and may not necessarily reflect all the pricing procedures followed by the Fund. Equity securities, including common stocks, preferred stocks, and real estate investment trusts (“REITS”) that are traded on a national securities exchange, except those listed on the Nasdaq Global Market®, Nasdaq Global Select Market® and the Nasdaq Capital Market® exchanges (collectively “Nasdaq”), are valued at the last reported sale price on that exchange on which the security is principally traded. Securities traded on Nasdaq will be valued at the Nasdaq Official Closing Price (“NOCP”). If, on a particular day, an exchange traded or Nasdaq security does not trade, then the mean between the most recent quoted bid and asked prices will be used. All equity securities that are not traded on a listed exchange are valued at the last sale price in the over-the-counter market. If a non-exchanged traded equity security does not

OAKHURST STRATEGIC DEFINED RISK FUND

Notes to the Financial Statements (Unaudited) – Continued
October 31, 2022

trade on a particular day, then the mean between the last quoted closing bid and asked price will be used. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Investments in registered open-end investment companies (including money market funds) are typically valued at their reported net asset value (“NAV”) per share. To the extent these securities are valued at their NAV per share, they are categorized in Level 1 of the fair value hierarchy.

Exchange traded funds are valued at the last reported sale price on the exchange on which the security is principally traded. If, on a particular day, an exchange-traded fund does not trade, then the mean between the most recent quote bid and asked prices will be used. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Exchange traded options are valued at the composite mean price, which calculates the mean of the highest bid price and lowest ask prices across the exchanges where the options are principally traded. If the composite mean price is not available, last sale or settlement price may be used. For non-exchange traded options, models such as Black- Scholes can be used to value the options. On the last trading day prior to expiration, expiring options may be priced at intrinsic value. These securities are categorized in Level 2 of the fair value hierarchy.

Fixed income securities, including short-term debt instruments having a maturity less than 60 days, are valued at the evaluated mean price supplied by an approved independent third-party pricing service (“Pricing Service”). These securities are categorized in Level 2 of the fair value hierarchy.

The Board of Trustees (the “Board”) has adopted a pricing and valuation policy for use by the Fund and its Valuation Designee (as defined below) in calculating the Fund’s NAV. Pursuant to Rule 2a-5 under the 1940 Act, the Fund has designated Lido Advisors, LLC (the “Adviser”) as its “Valuation Designee” to perform all of the fair value determinations as well as to perform all of the responsibilities that may be performed by the Valuation Designee in accordance with Rule 2a-5. The Valuation Designee is authorized to make all necessary determinations of the fair values of the portfolio securities and other assets for which market quotations are not readily available or if it is deemed that the prices obtained from brokers and dealers or independent pricing services are unreliable.

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

OAKHURST STRATEGIC DEFINED RISK FUND

Notes to the Financial Statements (Unaudited) – Continued
October 31, 2022

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s securities by level within the fair value hierarchy as of October 31, 2022:

Investments at Fair Value	Level 1	Level 2	Level 3	Total
Assets
Exchange Traded Funds	$61,187,639	$—	$—	$61,187,639
Purchased Options	—	11,510,870	—	11,510,870
U.S. Government Notes/Bonds	—	15,979,590	—	15,979,590
Short-Term Investments	3,412,478	—	—	3,412,478
Total	$64,600,117	$27,490,460	$—	$92,090,577

Liabilities
Written Options	$—	$ (5,437,491)	$—	$ (5,437,491)
Total	$—	$ (5,437,491)	$—	$ (5,437,491)

As of October 31, 2022, the Fund did not hold any Level 3 securities, nor were there any transfers into or out of Level 3.

B.  Transactions with Brokers – The Fund’s written options contracts’ cash deposits are monitored daily by the Adviser and counterparty. Cash deposits by the Fund are presented as deposits at broker for written option contracts on the Statement of Assets and Liabilities. These transactions may involve market risk in excess of the assets or liabilities reflected on the Statement of Assets and Liabilities.

C.  Written Option Contracts – The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund will write call or put options. Under normal circumstances, the Fund will write or purchase options on ETFs that are designed to replicate the performance of the Index or whose holdings are representative of the Index. The use of options may give rise to leverage. Leverage is investment exposure which exceeds the initial amount invested. Leverage can cause the Fund to lose more than the principal amount invested. When a Fund writes (sells) an option, an amount equal to the premium received by the Fund is included in the Statement of Assets and Liabilities as an asset and an equivalent liability. The amount of the liability is subsequently priced daily to reflect the current value of the option written. Refer to Note 2 A. for a pricing description. By writing an option, a Fund may become obligated during the term of the option to deliver or purchase the securities underlying the option at the exercise price if the option is exercised. These contracts may involve market risk in excess of the amounts receivable or payable reflected on the Statement of Assets and Liabilities. Refer to Note 2 M. for further derivative disclosures and Note 2 J. for further counterparty risk disclosure.

When an option expires on its stipulated expiration date or the Fund enters into a closing purchase transaction, the Fund realizes gains or losses if the cost of the closing purchase transaction differs from the premium received when the option was sold without regard to any unrealized appreciation or depreciation on the underlying security, and the liability related to such an option is eliminated. When a written call option is exercised, the premium originally received decreases the cost basis of the security and the Fund realizes gains or losses from the sale of the underlying security. When a written put option is exercised, the cost of the security acquired is decreased by the premium received for the put.

OAKHURST STRATEGIC DEFINED RISK FUND

Notes to the Financial Statements (Unaudited) – Continued
October 31, 2022

D.  Purchased Option Contracts – The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund will purchase call or put options. In connection with the Fund’s written option contracts, the Fund will simultaneously use options on ETFs. When the Fund purchases an option contract, an amount equal to the premiums paid is included in the Statement of Assets and Liabilities as Investments at value, and is subsequently priced daily to reflect the value of the purchased option contract. Refer to Note 2 A. for a pricing description. Refer to Note 2 M. for further derivative disclosures and Note 2 J. for further counterparty risk disclosure. When option contracts expire or are closed, realized gains or losses are recognized without regard to any unrealized appreciation or depreciation on the underlying securities that may be held by the Fund. If the Fund exercises a call option, the cost of the security acquired is increased by the premium paid for the call. If the Fund exercises a put option, the premium paid for the put option increases the cost of the underlying security and a gain or loss is realized from the sale of the underlying security.

E.  Cash and Cash Equivalents – The Fund considers highly liquid short-term fixed income investments purchased with an original maturity of less than three months to be cash equivalents. Cash equivalents are included in short- term investments on the Schedule of Investments as well as in investments on the Statement of Assets and Liabilities. Temporary cash overdrafts are reported as payable to custodian.

F.  Guarantees and Indemnifications – In the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.

G.  Security Transactions, Income and Expenses – The Fund follows industry practice and records security transactions on the trade date. Realized gains and losses on sales of securities are calculated on the basis of identified cost. Dividend income is recorded on the ex-dividend date and interest income and expense is recorded on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and regulations. Discounts and premiums on securities purchased are amortized over the expected life of the respective securities. Interest income is accounted for on the accrual basis and includes amortization of premiums and accretion of discounts on the effective interest method.

H.  Allocation of Income, Expenses and Gains/Losses – Income, expenses (other than those deemed attributable to a specific share class), and gains and losses of the Fund are allocated daily to each class of shares based upon the ratio of net assets represented by each class as a percentage of the net assets of the Fund. Expenses deemed directly attributable to a class of shares are recorded by the specific class. Most Fund expenses are allocated by class based on relative net assets. 12b-1 fees are expensed at 0.25% of average daily net assets of Advisor Class shares (See Note 5). Shareholder servicing fees are expensed at an annual rate of up to 0.10% of average daily net assets of each class of shares (See Note 5). Trust Expenses associated with a specific fund in the Trust are charged to that fund. Common Trust expenses are typically allocated evenly between the funds of the Trust, or by other equitable means.

I.  Share Valuation – The NAV per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash or other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for the Fund, rounded to the nearest cent. The Fund’s shares will not be priced on days which the New York Stock Exchange (“NYSE”) is closed for trading.

J.  Counterparty Risk – The Fund helps manage counterparty credit risk by entering into agreements only with counterparties the Adviser believes have the financial resources to honor its obligations. The Adviser considers the credit worthiness of each counterparty to a contract in evaluating potential credit risk. All of the Fund’s written and

OAKHURST STRATEGIC DEFINED RISK FUND

Notes to the Financial Statements (Unaudited) – Continued
October 31, 2022

purchased options are held with one counterparty. Written and purchased option contracts sold on an exchange have minimal counterparty risk; the exchange’s clearinghouse guarantees the options against counterparty nonperformance. Over-the-counter options counterparty risk includes the risk of loss of the full amount of any net unrealized appreciation.

K.  Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

L.  Statement of Cash Flows – Pursuant to the Cash Flows topic of the Codification, the Fund qualifies for an exemption from the requirement to provide a statement of cash flows and have elected not to provide a statement of cash flows.

M.  Derivatives – The Fund may utilize derivative instruments such as options and other instruments with similar characteristics to the extent that they are consistent with the Fund’s respective investment objectives and limitations. The use of these instruments may involve additional investment risks, including the possibility of illiquid markets or imperfect correlation between the value of the instruments and the underlying securities. Derivatives also may create leverage which will amplify the effect of their performance on the Fund and may produce significant losses. Refer to Note 8 for further derivative disclosure.

The Fund writes call options with strike prices and expiration dates designed to reduce the volatility of the Fund’s investment portfolio and to earn premiums. A call option gives the holder (buyer) the right to purchase a security at a specified price (the exercise price) at any time until a certain date (the expiration date). The Fund will use cash or U.S. Treasury securities to cover the written call options. The Fund may utilize put options to lower the overall volatility of the Fund’s investment portfolio, to “hedge” or limit the exposure of the Fund’s position. The Fund will also invest in U.S. Treasury securities.

The Fund has adopted authoritative standards regarding disclosure about derivatives and hedging activities and how they affect the Fund’s Statement of Assets and Liabilities and Statement of Operations. For the six months ended October 31, 2022, the Fund’s monthly average quantity and notional value are described below:

	Average	Average
	Quantity	Notional Amount
Purchased Option Contracts	2,043	$83,484,995
Written Option Contracts	2,770	$111,663,109

OAKHURST STRATEGIC DEFINED RISK FUND

Notes to the Financial Statements (Unaudited) – Continued
October 31, 2022

Statement of Assets and Liabilities

Fair values of derivative instruments as of October 31, 2022:

	Statement of Assets and	Fair Value
	Liabilities Location	Assets	Liabilities
Purchased Option Contracts:	Investments,
Equity	at value	$11,510,870	$—
Written Option Contracts:	Written option
Equity	contracts, at value	—	5,437,491
Total fair values of derivative instruments		$11,510,870	$5,437,491

Statement of Operations

The effect of derivative instruments on the Statement of Operations for the year ended October 31, 2022:

	Net Realized Gain (Loss) on Derivatives
	Purchased Option	Written Option
Derivatives	Contracts*	Contracts	Total
Equity Contracts	$(1,386,032)	$1,193,875	$(192,157)
Total	$(1,386,032)	$1,193,875	$(192,157)

	Net Change in Unrealized Appreciation (Depreciation) on Derivatives
	Purchased Option	Written Option
Derivatives	Contracts**	Contracts	Total
Equity Contracts	$(842,165)	$(276,891)	$(1,119,056)
Total	$(842,165)	$(276,891)	$(1,119,056)

*	The amounts disclosed are included in the realized gain (loss) on investments.
**	The amounts disclosed are included in the change in unrealized appreciation (depreciation) on investments.

3.  RELATED PARTY TRANSACTIONS

Effective August 23, 2022, the Trust has an agreement with Lido Advisors, LLC (the “Adviser”) to furnish investment advisory services to the Fund. Pursuant to an Investment Advisory Agreement between the Trust and the Adviser, the Adviser is entitled to receive, on a monthly basis, an annual advisory fee equal to 1.00% of the Fund’s average daily net assets.

Effective August 23, 2022, the Fund’s Adviser has contractually agreed to reduce its management fees and/or absorb expenses of the Fund to ensure that total annual operating expenses after fee waiver and/or expense reimbursement (excluding any front-end or contingent deferred loads, Rule 12b-1 fees – Advisor Class (See Note 5), shareholder servicing plan fees (See Note 5), taxes, leverage/borrowing interest (including interest incurred in connection with bank and custody overdrafts), interest expense, dividends paid on short sales, brokerage and other transaction expenses, acquired fund fees and expenses, expenses incurred in connection with any merger or reorganization, or extraordinary expenses, including but not limited to litigation expenses and judgements and indemnification expenses) do not exceed 1.50% of each class’ average daily net asset value. As of October 31, 2022, Advisor Class shares are not available.

OAKHURST STRATEGIC DEFINED RISK FUND

Notes to the Financial Statements (Unaudited) – Continued
October 31, 2022

The Adviser may request recoupment of previously waived fees and reimbursed Fund expenses from the Fund for three years from the date they were waived or reimbursed, provided that, after payment of the recoupment, the Total Annual Fund Operating Expenses do not exceed the lesser of the Expense Cap: (i) in effect at the time of the waiver or reimbursement; or (ii) in effect at the time of recoupment. The Operating Expenses Limitation Agreement is intended to be continual in nature and cannot be terminated within a year after the effective date of the Fund’s prospectus and subject thereafter to termination at any time upon 60 days written notice and approval by the Trust’s Board or the Adviser, with consent of the Board. During the six months ended October 31, 2022, the Adviser recouped previously waived expenses of $35,779. The Fund has recouped all previously waived expenses.

Prior to August 23, 2022, Oakhurst Advisors, LLC served as investment adviser to the Fund. The Investment Advisory Agreement between the Trust and Oakhurst Advisors, LLC was substantially similar in terms and services to the current Agreement.

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services” or the “Administrator”) acts as the Fund’s Administrator, transfer agent, and fund accountant. U.S. Bank N.A. (the “Custodian”) serves as the custodian to the Fund. The Custodian is an affiliate of the Administrator. The Administrator performs various administrative and accounting services for the Fund. The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Fund’s custodian; coordinates the payment of the Fund’s expenses and reviews the Fund’s expense accruals. The officers of the Trust, including the Chief Compliance Officer, are employees of the Administrator. A trustee of the Trust is an officer of the Administrator. As compensation for its services, the Administrator is entitled to a monthly fee at an annual rate based upon the average daily net assets of the Fund, subject to annual minimums. Fees paid by the Fund for administration and accounting, transfer agency, custody and compliance services for the six months ended October 31, 2022 are disclosed in the Statement of Operations.

Quasar Distributors, LLC is the Fund’s distributor (the “Distributor”). The Distributor is not affiliated with the Adviser, Fund Services, or its affiliated companies.

4.  TAX FOOTNOTE

Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended, necessary to qualify as a regulated investment company and distributes substantially all net taxable investment income and net realized gains to shareholders in a manner which results in no tax cost to the Fund. Therefore, no federal income or excise tax provision is required. As of and during the period ended October 31, 2022, the Fund did not have any tax positions that did not meet the “more-likely-than-not” threshold of being sustained by the applicable tax authority and did not have liabilities for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expense in the Statement of Operations. The Fund is subject to examination by taxing authorities for the tax period since the commencement of operations.

OAKHURST STRATEGIC DEFINED RISK FUND

Notes to the Financial Statements (Unaudited) – Continued
October 31, 2022

At April 30, 2022, the components of accumulated earnings (losses) on a tax basis were as follows:

Tax cost of investments	$102,036,455
Unrealized appreciation	$3,449,887
Unrealized depreciation	(3,979,620)
Net unrealized appreciation	(529,733)
Undistributed ordinary income	4,372,222
Undistributed long-term capital gain	262,448
Distributable earnings	4,634,670
Other accumulated loss	(3,804,335)
Total distributable earnings	$300,602

A regulated investment company may elect for any taxable year to treat any portion of any qualified late year loss as arising on the first day of the next taxable year. Qualified late year losses are certain capital, and ordinary losses which occur during the portion of the Fund’s taxable period subsequent to October 31 and December 31, respectively. For the taxable year ended April 30, 2022, the Fund does not plan to defer any qualified late year losses.

Distributions to Shareholders – The Fund distributes substantially all net investment income, if any, and net realized capital gains, if any, annually. Distributions to shareholders are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the period from net investment income or net realized capital gains may differ from their treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, GAAP requires that they be reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset values per share of the Fund.

There were no distributions paid for the six months ended October 31, 2022.

The tax character of distributions paid for the year ended April 30, 2022, are as follows:

	Ordinary Long-Term Total	Long-Term Capital Gain	Total Distributions Paid
4/30/2022	$4,354,133	$1,409,420	$5,763,553

*	For federal income tax purposes, distributions of short-term capital gains are treated as ordinary income distributions.

5.  DISTRIBUTION & SHAREHOLDER SERVICING FEES

The Fund has adopted a Distribution Plan pursuant to Rule 12b-1 (the “Plan”) for the Advisor Class. The Plan permits the Fund to pay for distribution and related expenses at an annual rate of 0.25% average daily net assets of the Advisor Class. The expenses covered by the Plan may include the cost of preparing and distributing prospectuses and other sales material, advertising and public relations expenses, payments to financial intermediaries and compensation of personnel involved in selling shares of the Fund. Payments made pursuant to the Plan will represent reimbursement for distribution and service activities. As of October 31, 2022, Advisor Class shares are not available.

OAKHURST STRATEGIC DEFINED RISK FUND

Notes to the Financial Statements (Unaudited) – Continued
October 31, 2022

The Fund has entered into a shareholder servicing agreement (the “Agreement”) with the Adviser, under which the Fund may pay servicing fees at an annual rate of up to 0.10% of the average daily net assets in the Institutional Class and the Advisor Class. Payments to the Adviser under the Agreement may reimburse the Adviser for payments it makes to selected brokers, dealers and administrators which have entered into service agreements with the Adviser for services provided to shareholders of the Fund. The services provided by such intermediaries are primarily designed to assist shareholders of the Fund and include the furnishing of office space and equipment, telephone facilities, personnel and assistance to the Fund in servicing such shareholders. Services provided by such intermediaries also include the provision of support services to the Fund and includes establishing and maintaining shareholders’ accounts and record processing, purchase and redemption transactions, answering routine client inquiries regarding the Fund, and providing such other personal services to shareholders as the Fund may reasonably request. As of October 31, 2022, Advisor Class shares are not available. During the six months ended October 31, 2022, the Fund incurred expenses of $49,390 pursuant to the Agreement.

6.  INVESTMENT TRANSACTIONS

The aggregate purchases and sales, excluding short-term investments, by the Fund for the six months ended October 31, 2022, were as follows:

	Purchases	Sales
U.S. Government	$16,288,906	$ 7,218,905
Other	$37,442,929	$25,822,327

7.  BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the Investment Company Act of 1940. As of October 31, 2022, National Financial Services and Wells Fargo, for the benefit of its customers, owned 86.01% and 10.40% respectively, of the outstanding shares of the Fund.

8.  OFFSETTING ASSETS AND LIABILITIES

The Fund is subject to various Master Netting Arrangements, which govern the terms of certain transactions with select counterparties. The Master Netting Arrangements allow the Fund to close out and net its total exposure to a counterparty in the event of a default with respect to all the transactions governed under a single agreement with a counterparty. The Master Netting Arrangements also specify collateral posting arrangements at pre-arranged exposure levels. Under the Master Netting Arrangements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Netting Arrangement with a counterparty in a given account exceeds a specified threshold depending on the counterparty and the type of Master Netting Arrangement. Interactive Brokers is the prime broker for the Fund’s exchange traded derivatives. Refer to Note 2 M. for further derivative disclosure.

OAKHURST STRATEGIC DEFINED RISK FUND

Notes to the Financial Statements (Unaudited) – Continued
October 31, 2022

		Gross	Net Amounts	Gross Amounts not
	Gross	Amounts	Presented	offset in the Statement
	Amounts of	Offset in the	in the	of Assets and Liabilities
	Recognized	Statement of	Statement		Collateral
	Assets/	Assets and	of Assets	Financial	Received/	Net
	Liabilities	Liabilities	and Liabilities	Instruments	Pledged*	Amount
Liabilities:
Description
Written Option Contracts	$5,437,491	$—	$5,437,491	$5,437,491	$—	$—
	$5,437,491	$—	$5,437,491	$5,437,491	$—	$—

*	In some instances, the actual collateral pledged/received may be more than the amount shown.
**	Interactive Brokers, LLC is the prime brokers for all written option contracts held by the Fund as of October 31, 2022.

9.  RECENT MARKET EVENTS RISK

U.S. and international markets have experienced significant periods of volatility in recent years and months due to a number of economic, political and global macro factors including the impact of COVID-19 as a global pandemic, which has resulted in a public health crisis, disruptions to business operations and supply chains, stress on the global healthcare system, growth concerns in the U.S. and overseas, staffing shortages and the inability to meet consumer demand, and widespread concern and uncertainty. The global recovery from COVID-19 is proceeding at slower than expected rates due to the emergence of variant strains and may last for an extended period of time. Continuing uncertainties regarding interest rates, rising inflation, political events, rising government debt in the U.S. and trade tensions also contribute to market volatility. As a result of continuing political tensions and armed conflicts, including the war between Ukraine and Russia, the U.S. and the European Union imposed sanctions on certain Russian individuals and companies, including certain financial institutions, and have limited certain exports and imports to and from Russia. The war has contributed to recent market volatility and may continue to do so.

10.  RESULTS OF SPECIAL SHAREHOLDER MEETING

At a special meeting of the shareholders of the Fund (the “Special Meeting”) held on August 15, 2022, the shareholders approved a new investment advisory agreement (the “New Advisory Agreement”) between Lido Advisors, LLC and the Trust, on behalf of the Fund. All Fund shareholders of record as of June 28, 2022, were entitled to vote at the Special Meeting. As of record date, the Fund had 9,614,705 shares outstanding. Of the 5,499,796 shares present by proxy (which was 57% of the outstanding shares of the Fund), 5,499,796 or 100% voted in favor, 0 shares voted against, and 0 shares or 0% abstained from voting. Therefore, the proposal to approve the New Advisory Agreement between Lido Advisors, LLC and the Trust, on behalf of the Fund was approved. The New Advisory Agreement became effective on August 23, 2022.

11.  SUBSEQUENT EVENTS

On December 21, 2022, the Fund declared a short-term capital gain of $0.51755 and a long-term capital gain of $0.03107 payable on December 22, 2022, to shareholders of record on December 21, 2022.

Management has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued and has determined that no additional items require recognition or disclosure.

OAKHURST STRATEGIC DEFINED RISK FUND

Board Consideration of Investment Advisory Agreement (Unaudited)
October 31, 2022

Under Section 15 of the Investment Company Act of 1940 (the “1940 Act”), the Board of Trustees (the “Board”) of Series Portfolios Trust (the “Trust”), including a majority of the Trustees who have no direct or indirect interest in the investment advisory agreement and who are not “interested persons” of the Trust, as defined in the 1940 Act (the “Independent Trustees”), must approve any new investment advisory agreement for any fund of the Trust.

The Board, including the Independent Trustees, considered and approved a new investment advisory agreement between the Trust, on behalf of the Fund, and Lido Advisors, LLC (“Lido”) (the “New Investment Advisory Agreement”) at a meeting held on May 25, 2022 (the “Meeting”).  In advance of the Meeting, Oakhurst and Lido provided information to the Board in response to requests submitted to them by U.S. Bank Global Fund Services (“Fund Services”), the Fund’s administrator, on behalf of the Board, to facilitate the Board’s evaluation of the terms of the New Advisory Agreement. In addition, at the Board’s meeting held on April 27-28, representatives of Lido met with the Board to discuss the Transition and its anticipated impacts on the management of the Fund.

The information furnished by Lido included materials describing, among other matters: (i) the nature, extent, and quality of the services to be provided by Lido, including Lido’s portfolio managers and other personnel, and the investment practices and techniques that would be used by Lido in managing the Fund; (ii) the Fund’s historical performance as managed by Oakhurst under the Current Advisory Agreement; (iii) the proposed management fees payable by the Fund to Lido and the Fund’s anticipated overall fees and operating expenses compared with those of a peer group of mutual funds; (iv) Lido’s estimated profitability and economies of scale; and (v) other ancillary or “fall-out” benefits Lido and/or its affiliates may receive based on its relationships with the Fund.

In considering and approving the New Advisory Agreement, the Board considered the information it deemed relevant, including but not limited to the information discussed below. The Board did not identify any particular information or consideration that was all-important or controlling, and each individual Trustee may have attributed different weights to various factors. The Independent Trustees were assisted in their evaluation of the New Advisory Agreement by independent legal counsel, from whom they received separate legal advice and with whom they met separately from management and the Interested Trustee. The following summarizes a number of relevant, but not necessarily all, factors considered by the Board in approving the continuation of the New Advisory Agreement.

Nature, Extent and Quality of Services to be Provided to the Fund

The Trustees considered the scope of services that Lido would provide under the New Advisory Agreement with respect to the Fund, noting that such services include, but are not limited to, the following: (1) investing the Fund’s assets consistent with the Fund’s investment objective and investment policies; (2) determining for the Fund the portfolio securities to be purchased, sold, or otherwise disposed of, and the timing of such transactions; (3) voting all proxies with respect to the Fund’s portfolio securities; (4) maintaining the required books and records for transactions that Lido effected on behalf of the Fund; (5) selecting broker-dealers to execute orders on behalf of the Fund; and (6) monitoring and maintaining the Fund’s compliance with policies and procedures of the Trust and with applicable securities laws. The Trustees reviewed the terms of the proposed New Advisory Agreement, and they noted that the New Advisory Agreement does not materially differ from the Current Advisory Agreement. The Trustees noted Lido’s assets under management and Lido’s organizational structure and its strong capitalization. The Trustees considered the investment philosophy of the Fund’s portfolio managers and their experience each serving as a portfolio manager to the Fund since its inception in 2017. The Board considered representations from Lido that it did not expect the Transition to materially impact the nature, extent or quality of the advisory services currently provided to the Fund, and that the portfolio managers for the Fund, Mr. Garden and Mr. Ozur, would not change in connection with the Transition. The Trustees also considered the resources and capabilities that would be

OAKHURST STRATEGIC DEFINED RISK FUND

Board Consideration of Investment Advisory Agreement (Unaudited) – Continued
October 31, 2022

available to the management of the Fund after the Transition and Lido’s compliance history and compliance program. The Trustees concluded that they were satisfied with the nature, extent and quality of services that Lido would provide to the Fund under the New Advisory Agreement.

Investment Performance

In assessing the quality of the portfolio management to be delivered by Lido, the Trustees reviewed the short-term and longer-term performance of the Fund as managed by Oakhurst and Mr. Ozur and Mr. Garden under the Current Advisory Agreement, noting that the portfolio managers for the Fund would not change in connection with the Transaction. The Board considered the Fund’s performance on both an absolute basis and in comparison to its benchmark index, the S&P 500 Index, noting that the Fund underperformed the index for each of the year-to-date, one-year, three-year and since inception periods ended December 31, 2021. The Board further noted that on May 20, 2019, the Fund’s principal investment strategies were substantially revised and that, therefore, the performance for periods prior to May 20, 2019 is likely to have differed had the Fund’s current investment strategies been in effect during those periods. Additionally, the Board considered the Fund’s investment performance as compared to a performance universe of peer funds compiled by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, based on Morningstar fund classifications (the “Performance Universe”). The Trustees considered that the performance data provided by Broadridge included, among other things, performance comparisons for the year-to-date, one-year and three-year periods ended March 31, 2022. The Trustees noted that the Fund’s Institutional Class shares outperformed the Performance Universe median for the year-to-date and one-year periods ended March 31, 2022, and the Fund’s Institutional Class shares slightly underperformed the Performance Universe median for the three-year period ended March 31, 2022. The Board also considered that, in connection with its meetings held during the course of the prior year, the Board received and considered reports regarding the Fund’s performance over various time periods.

The Board concluded that the investment results that the portfolio managers had been able to achieve for the Fund supported approval of the New Advisory Agreement. The Board further noted it would continue to review the Fund’s performance on an on-going basis and in connection with future reviews of the New Advisory Agreement.

Fees and Expenses

The Board reviewed and considered the contractual investment management fee rate that the Fund will pay to Lido under the New Advisory Agreement (the “Management Fee Rate”). The Board considered that the Management Fee Rate payable to Lido under the New Advisory Agreement is the same as the investment management fee rate payable to Oakhurst under the Current Advisory Agreement. The Board also considered that Lido has contractually agreed to cap the Fund’s total operating expenses at the same level as the current contractual expense cap for the Fund (the “New Expense  Limitation Agreement”) and that, accordingly, the Fund’s total expense ratio is not expected to increase as a result of the Transition.

The Board received and considered comparisons of the Management Fee Rate and the Fund’s total expense ratio to industry data with respect to the contractual management fees and total annual operating expense ratios (including their various expense components) of a peer groups of funds managed by other investment advisers (the “Expense Universe”), as determined by Broadridge, based on Morningstar fund classifications. The Board noted that the Fund’s contractual management fee is below the Expense Universe median.  The Trustees also noted that the total expense ratio of 1.60% for the Fund’s Institutional Class is slightly above the Expense Universe median but within the range of other funds in the Expense Universe. While the Board recognized that comparisons between the Fund and Expense

OAKHURST STRATEGIC DEFINED RISK FUND

Board Consideration of Investment Advisory Agreement (Unaudited) – Continued
October 31, 2022

Universe may be imprecise, the comparative information assisted the Board in evaluating the reasonableness of the Fund’s Management Fee Rate and total expense ratio.

The Board received and evaluated information about the nature and extent of responsibilities and duties, as well as the entrepreneurial and other risks, that will be assumed by Lido in managing the Fund. The Board noted that Lido reported that it does not serve as an investment adviser or sub-adviser to any other registered investment companies.

Based on its consideration of the factors and information it deemed relevant, including those described here, the Board concluded that the Management Fee Rate was reasonable in light of the services expected to be covered by the New Advisory Agreement and that the overall expense structure of the Fund supported approval of the New Advisory Agreement.

Profitability and Economies of Scale

The Board requested and received a report on Lido’s anticipated revenue and expenses resulting from services to be provided to the Fund pursuant to the New Advisory Agreement. The Board also considered representations from Lido that it does not expect its profitability with respect to its management of the Fund after the Transition to materially differ from Oakhurst’s profitability prior to the Transition, as reported to the Board by Oakhurst in connection with the most recent renewal of the Current Advisory Agreement. The Board concluded that Lido’s expected profit from managing the Fund was not excessive.

With respect to economies of scale, the Board reviewed the Fund’s operating history and noted that the Fund had experienced growth since it commenced operations. The Board then considered whether the Fund was large enough to generate economies of scale for the benefit of shareholders or whether economies of scale would be expected to be realized as Fund assets grow. The Board noted that the Transition is not expected to change the Fund’s overall expense structure. In this regard, the Board considered that the New Expense Limitation Agreement would limit costs to shareholders and provides a means of sharing potential economies of scale with the Fund’s shareholders. The Board noted that it would have an opportunity to consider economies of scale in the context of future contract renewals as Lido continues to expand its operations and the Fund grows.

Ancillary Benefits to Lido Derived from the Relationship with the Fund

The Board received and considered information regarding anticipated ancillary or “fall-out” benefits to Lido as a result of its relationship with the Fund. Ancillary benefits could include benefits potentially derived from an increase in Lido’s business as a result of its relationship with the Fund (such as the ability to market to shareholders other potential financial products and services offered by Lido, or to operate other products and services that follow investment strategies similar to those of the Fund). Based on its consideration of the factors and information it deemed relevant, including those described here, the Board did not find that any anticipated ancillary benefits received by Lido were unreasonable.

Conclusions

The Trustees did not identify any one factor as all-important, but rather considered these factors collectively in light of the Fund’s surrounding circumstances.  After considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board unanimously approved the New Advisory Agreement for an initial two-year term.

OAKHURST STRATEGIC DEFINED RISK FUND

Statement Regarding the Fund’s Liquidity Risk Management Program (Unaudited)

In accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended, Series Portfolios Trust (the “Trust”) has adopted and implemented a liquidity risk management program (the “Trust Program”). As required under the Trust Program, Oakhurst Advisors, LLC (the “Adviser”), the prior investment adviser to the Oakhurst Strategic Defined Risk Fund (the “Fund”), a series of the Trust, and the investment adviser to the Fund for the entire reporting period, adopted and implemented a liquidity risk management program tailored specifically to the Fund (the “Adviser Program”). The Adviser Program seeks to promote effective liquidity risk management for the Fund and to protect Fund shareholders from dilution of their interests. The Board of Trustees (the “Board”) of the Trust has approved the Adviser as the administrator for the Adviser Program (the “Program Administrator”). The Program Administrator has further delegated administration of the Adviser Program to its Liquidity Risk Management Committee. The Program Administrator is required to provide a written annual report to the Board and the Trust’s chief compliance officer regarding the adequacy and effectiveness of the Adviser Program, including the operation of the Fund’s highly liquid investment minimum, if applicable, and any material changes to the Adviser Program.

On July 28, 2022, the Board reviewed the Program Administrator’s written annual report for the period June 1, 2021 through May 31, 2022 (the “Report”). The Report provided an assessment of the Fund’s liquidity risk: the risk that the Fund could not meet requests to redeem shares issued by the Fund without significant dilution of the remaining investors’ interests in the Fund. The Adviser Program assesses liquidity risk under both normal and reasonably foreseeable stressed market conditions. The Program Administrator has retained ICE Data Services, Inc., a third-party vendor, to provide portfolio investment classification services, and the Report noted that the Fund primarily held investments that were classified as highly liquid during the review period. The Report noted that the Fund’s portfolio is expected to continue to primarily hold highly liquid investments and the determination that the Fund be designated as a “primarily highly liquid fund” (as defined in Rule 22e-4) remains appropriate and the Fund can therefore continue to rely on the exclusion in Rule 22e-4 from the requirements to determine and review a highly liquid investment minimum for the Fund and to adopt policies and procedures for responding to a highly liquid investment minimum shortfall. The Report noted that there were no breaches of the Fund’s restriction on holding illiquid investments exceeding 15% of its net assets during the review period. The Report confirmed that the Fund’s investment strategy was appropriate for an open-end management investment company. The Report also indicated that no material changes had been made to the Adviser Program during the review period.

The Program Administrator determined that the Fund is reasonably likely to be able to meet redemption requests without adversely affecting non-redeeming Fund shareholders through significant dilution. The Program Administrator concluded that the Adviser Program was adequately designed and effectively implemented during the review period.

OAKHURST STRATEGIC DEFINED RISK FUND

Additional Information (Unaudited) – Continued
October 31, 2022

AVAILABILITY OF FUND PORTFOLIO INFORMATION

The Fund files complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Part F of Form N-PORT, which is available on the SEC’s website at www.sec.gov. The Fund’s Part F of Form N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. For information on the Public Reference Room call 1-800-SEC-0330. In addition, the Fund’s Part F of Form N-PORT is available without charge upon request by calling 1-844-625-4778.

AVAILABILITY OF PROXY VOTING INFORMATION

A description of the Fund’s Proxy Voting Policies and Procedures is available without charge, upon request, by calling 1-844-625-4778. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent period ended October 31, is available (1) without charge, upon request, by calling 1-844-625-4778, or on the SEC’s website at www.sec.gov.

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INVESTMENT ADVISER
Lido Advisors, LLC
1875 Century Park East, Suite 950
Los Angeles, CA 90067

DISTRIBUTOR
Quasar Distributors, LLC
111 East Kilbourn Avenue, Suite 2200
Milwaukee, WI 53202

CUSTODIAN
U.S. Bank N.A.
1555 North Rivercenter Drive
Milwaukee, WI 53212

ADMINISTRATOR, FUND ACCOUNTANT AND TRANSFER AGENT
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Cohen & Company, Ltd.
342 North Water Street, Suite 830
Milwaukee, WI 53202

LEGAL COUNSEL
Goodwin Procter LLP
1900 N Street, NW
Washington, DC 20001

This report must be accompanied or preceded by a prospectus.

The Fund’s Statement of Additional Information contains additional information about the
Fund’s trustees and is available without charge upon request by calling 1-844-625-4778.

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable for Semi-Annual Reports.

Item 3. Audit Committee Financial Expert.

Not applicable for Semi-Annual Reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for Semi-Annual Reports.

The registrant is not a foreign issuer.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable for Semi-Annual Reports.

Item 6. Investments.

(a) Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchases.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no significant changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant. There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certification pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)     Series Portfolios Trust

By (Signature and Title)*     /s/ Ryan Roell
 Ryan Roell, President

Date    1/6/2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*     /s/ Ryan Roell
 Ryan Roell, President

Date    1/6/2023

By (Signature and Title)*     /s/ Cullen Small
 Cullen Small, Treasurer

Date    1/6/2023